Prepayments and Premiums Under Operating Leases (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepayments and Premiums Under Operating Leases [Abstract]
Current asset	$ 78,532	$ 83,907
Non-current asset	2,371,735	2,568,199
Total	$ 2,450,267	$ 2,652,106	$ 2,570,682